Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Income Taxes
(8) Income Taxes

A summary of income tax expense/(benefit) included in the Consolidated Statements of Income follows:

(dollars in thousands)	For the year ended December 31,
	2012	2011	2010
Current tax expense:
Federal	$19,122	19,613	13,001
State	1,879	2,020	1,009
Total current tax expense	21,001	21,633	14,010
Deferred tax expense (benefit)	1,440	(2,336)	581
Total income tax expense	$22,441	19,297	14,591

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2012 and 2011, are as follows:

	December 31,
(dollars in thousands)	2012	2011
	Deductible	Deductible
	temporary	temporary
	differences	differences
Benefits and deferred remuneration	$(4,736)	(3,467)
Difference in reporting the allowance for loan losses, net	22,710	22,389
Other income or expense not yet reported for tax purposes	2,582	2,321
Depreciable assets	(1,413)	(1,288)
Other items	801	1,429
Net deferred tax asset at end of year	19,944	21,384
Net deferred tax asset at beginning of year	21,384	19,048

Deferred tax expense (benefit)	$1,440	(2,336)

Deferred tax assets are recognized subject to management's judgment that realization is more likely than not. Based primarily on the sufficiency of historical and expected future taxable income, management believes it is more likely than not that the remaining deferred tax asset of $19.9 million and $21.4 million at December 31, 2012 and 2011, respectively, will be realized.

In addition to the deferred tax items described in the preceding table, the Company has a deferred tax liability of $2.5 million and a deferred tax asset of $675 thousand at December 31, 2012 and 2011, respectively, relating to the net unrealized gains and losses on securities available for sale and a deferred tax asset of $1.5 million and a deferred tax liability of $979 thousand at December 31, 2012 and 2011, respectively, as a result of the previously unrecognized overfunded position in the Company's pension and postretirement benefit plans recorded, net of tax, as an adjustment to accumulated other comprehensive income.

The effective tax rates differ from the statutory federal income tax rate. The reasons for these differences are as follows:

	For the years ended
	December 31,
	2012	2011	2010
Statutory federal income tax rate	35.0%	35.0	35.0
Increase/(decrease) in taxes resulting from:
Tax exempt income	(0.7)	(1.6)	(2.7)
State income tax (including alternative minimum tax), net of federal tax benefit	2.3	2.0	1.3
Other items	0.8	1.4	(0.4)
Effective income tax rate	37.4%	36.8%	33.2

TrustCo adopted ASC 740-10, "Accounting for Uncertainty in Income Taxes," as of January 1, 2008. ASC 740-10 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken on a tax return. As a result of the Company's adoption of ASC 740-10, there were no required adjustments to the Company's consolidated financial statements.

During 2011 and 2010, the Company amended various federal and state tax returns as a result of a deferred tax deduction for financial reporting purposes not being recorded for tax return purposes. Consequently, included in the balance of unrecognized tax benefits at December 31, 2011 was $450 thousand related to the probability of collection. During 2012, a part of the statute of limitations expired on the amended returns. The Company has determined that tax positions claimed on the amended returns are more likely than not to be sustained upon examination. Therefore the Company has appropriately recorded the remaining portion of such unrecognized tax benefit as of December 31, 2012.

For the years ended December 31, 2012 and 2011 the unrecognized tax benefits and change in those unrecognized tax benefits from the beginning of the year are as follows:

(dollars in thousands)

Balance January 1, 2011	$905

Amount paid to taxing authorities and amount reducing tax expense for the twelve-month period ended December 31, 2011	-

Balance December 31, 2011	905

Decrease in prior unrecognized tax benefits	(342)
Lapse of statute of limitations	(350)

Balance December 31, 2012	$213

TrustCo has implemented certain tax return positions that have not been fully recognized for financial statement purposes based upon management's evaluation of the probability of the benefit being realized. Management will reevaluate the necessity of these unrecognized tax benefits after the affected tax returns have been subject to audit. The Company does not anticipate a material charge to the amount of unrecognized tax benefits in the next twelve months.

The Company recognizes interest and/or penalties related to income tax matters in noninterest expense. For 2012, 2011, and 2010, these amounts were not material. Open Federal and New York State tax years are 2008 through 2012.